Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2022
Entity Registrant Name	dei_EntityRegistrantName	ULTIMUS MANAGERS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001545440
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 23, 2022
Document Effective Date	dei_DocumentEffectiveDate	Dec. 01, 2022
Prospectus Date	rr_ProspectusDate	Dec. 01, 2022
Q3 All-Season Active Rotation ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN SUMMARY:
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Q3 All-Season Active Rotation ETF (the “Fund”) seeks to achieve long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example above, affect the Fund’s performance. This portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions. As the Fund recently commenced operations, there is not yet any portfolio turnover to report.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include brokerage commissions that you may pay to buy and sell Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include brokerage commissions that you may pay to buy and sell Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest primarily in shares of other investment companies, including exchange-traded funds (“ETFs”), open-end mutual funds, and closed-end funds (collectively, “Portfolio Funds”) across four category “sleeves”: core equity, active equity, bonds, and alternatives.

The Adviser establishes fixed target weightings for each sleeve based on the Adviser’s assessment of risk measures (including, without limitation, standard deviation and maximum loss), which weightings are periodically reviewed and may be changed overtime.

The Adviser selects investments within each sleeve according to the Adviser’s proprietary, rules-based analytical approach for identifying the Portfolio Funds that have exhibited recent relative performance strength. The Adviser measures performance strength by reviewing a Portfolio Fund’s price action over various recent periods generally spanning between one and nine months. Portfolio Funds within each sleeve’s investment universe are then ranked against each other based on their relative performance strength, and the Adviser selects the top-ranked Portfolio Funds within each sleeve’s investment universe for investment by the Fund, with each selected Portfolio Fund within a sleeve weighted equally. The Adviser evaluates the relative strength of eligible investment options on a weekly basis, though positions are generally held for at least 30 days. The Fund will generally hold positions in at least two Portfolio Funds within each sleeve, however the Adviser may determine from time to time to allocate some or all of the active equity, alternative and/or bond sleeve to cash or cash equivalent securities, including short-term debt securities, repurchase agreements and money market mutual fund shares (“Money Market Instruments”) depending on market conditions.

Each sleeve (core equity, active equity bonds, alternatives, bonds) has a separate investable universe of Portfolio Funds selected by the Adviser based on the Adviser’s assessment of factors including a Portfolio Fund’s historic returns, risks, liquidity profile, AUM, and other factors. The investment universe for the core equity sleeve is comprised of equity focused Portfolio Funds that are typically index-based and seek to replicate the performance of traditional equity “style boxes,” such as large/small/mid cap and growth/value. The investment universe for the active equity sleeve is comprised of equity focused Portfolio Funds with actively managed strategies such as smart-beta Portfolio Funds and Portfolio Funds that focus on particular sectors or sub-sectors of the economy or that focus on investment in international securities. The investment universe for the bonds sleeve is comprised of fixed-income Portfolio Funds across the fixed income landscape including Portfolio Funds that focus on: municipal securities, international bonds, corporate bonds, Treasury securities, and short-term fixed-income securities. The investment universe for the alternatives sleeve is comprised of Portfolio Funds that focus on asset classes that historically have had low correlation to both the equity and bond markets, including Portfolio Funds that focus on: currencies, commodities, precious metals, real estate (including real estate investment trusts (“REITS”), and master limited partnerships (“MLPs”).

The Fund will rotate into, and out of positions on a periodic basis, and the Fund’s portfolio is therefore expected to be traded frequently with annual portfolio turnover anticipated to be between 1000-1500%, which will result in increased transaction costs for the Fund and may adversely affect the Fund’s performance.

Because the Fund will invest in the Portfolio Funds that the Adviser identifies as exhibiting relative strength, the Fund, at times, may have increased exposure to certain sectors of the economy when such sector(s) are exhibiting strong performance. During certain market conditions, notably those which the Fund deems to be relatively unattractive for equities the Fund may increase exposure to Portfolio Funds that the Adviser believes will aid in the preservation of capital. This may, at times, result in the Fund’s portfolio holding Portfolio Funds across both equities and fixed-income securities simultaneously. The Fund may indirectly invest in equity securities of all capitalization ranges and in debt securities of all credit qualities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. As with any mutual fund or ETF investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. The Fund’s exposure to the risks discussed below may be through the Fund’s direct investments or indirect through the Fund’s investments in the underlying Portfolio Funds. An investment in the Fund is not insured or guaranteed by any government agency. The Fund is subject to the following principal risks:

Equity Securities Risk. The prices of equity securities in which the Fund invests indirectly through Portfolio Funds may fluctuate in response to many factors, including, but not limited to, the activities of the individual issuers, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses.

•	Large-Cap Company Risk. Large-capitalization companies may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
•	Small-Cap and Mid-Cap Company Risk. Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. Due to these and other factors, stocks of small- and mid-cap companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

Market Risk. Market risk is the risk that the value of the securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, the quality of the Fund’s investments, economic conditions and general market conditions. Certain market events could cause turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets, such as changes in government economic policies, political turmoil, environmental events, trade disputes, and epidemics or other public health issues, which may negatively affect many issuers domestically and around the world. During periods of market volatility, security prices (including securities held by the Fund) could change drastically and rapidly and, therefore, adversely affect the Fund.

Management Risk. Unlike many ETFs that have a passive investment strategy, the Fund is actively managed. The Adviser’s judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security, commodity or investment strategy may prove to be incorrect, and may cause the Fund to incur losses. There can be no assurance that the Adviser’s investment techniques and decisions will produce the desired results.

Quantitative Model Risk. Quantitative models used by the Adviser may not effectively identify distinct market states and may cause the Fund to underperform other investment strategies. Flaws or errors in the Adviser’s quantitative model’s assumptions, design, execution, or data inputs, or changes in historical trends may adversely affect Fund performance. Quantitative models may not perform as expected and may underperform in certain market environments including in stressed or volatile market conditions. There can be no assurance that the use of quantitative models will enable the Fund to achieve its objective.

Momentum Style Risk. The Adviser employs a "momentum" style of investing for the Fund, which emphasizes investing in securities that have had higher recent price performance compared to other securities. This style of investing is subject to the risk that these securities may be more volatile than a broader cross-section of securities. Momentum can turn quickly, and investments that have previously exhibited price momentum may not continue to do so, may be considered overvalued, and may decline faster than other investments. The Fund may experience losses if momentum stops, reverses or otherwise behaves differently than predicted.

Sector Risk. At times the Fund may emphasize investment in one or more sectors, and as a result the value of its net assets will be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than would be the case for funds that do not emphasize investment in particular sectors. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share.

Foreign Securities Risk. The Fund may, directly or indirectly, invest in foreign securities on foreign exchanges or in American Depository Receipts (“ADRs”). Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities are subject to individual country risk, less favorable reporting and disclosure risk, currency exchange risk, greater volatility, and may have higher liquidity risk than U.S.-registered securities.

•	ADR Risk. ADRs are subject to risks similar to those associated with direct investments in foreign securities such as individual country, currency exchange, volatility, and liquidity risks.
•	Foreign Currency Risk. The Fund may invest indirectly in foreign securities and therefore be indirectly exposed to foreign currencies. The value of the Fund’s assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. The Fund’s exposure to foreign currencies subjects the Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar. As a result, the Fund’s exposure to foreign currencies may reduce the returns of the Fund.

Fund of Funds Structure Risk. Investments in Portfolio Funds (i.e., ETFs and open end and closed end mutual funds) subject the Fund to paying its proportionate share of fees and expenses from those investments. In other words, by investing in the Fund, you will indirectly bear fees and expenses charged by the Portfolio Funds in which the Fund invests in addition to the Fund’s direct fees and expenses. In addition, under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund is subject to restrictions that may limit the amount of any particular Portfolio Fund that the Fund may own. However, the Fund may invest in Portfolio Funds in accordance with Rule 12d1-4 under the 1940 Act ("Rule 12d1-4"), which permits funds to invest in shares of Portfolio Funds beyond the limitations otherwise imposed by the 1940 Act, subject to certain conditions. To the extent the Fund relies on Rule 12d1-4 to invest in Portfolio Funds, the risks described above may be greater than if the Fund limited its investment in Portfolio Funds in accordance with the limitations imposed by the 1940 Act without relying on Rule 12d1-4. The Fund is exposed to the risks associated with the securities and other investments held by its Portfolio Funds. The value of any Portfolio Fund will fluctuate according to the performance of that Portfolio Fund.

ETF Risk. Individual shares of an ETF may be purchased and sold only on a national securities exchange through a broker-dealer. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. The price of such shares is based on market price, and because ETF shares trade at market prices rather than net asset value (“NAV”), shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The market price of an ETF’s shares, like the price of any exchange-traded security, includes a “bid ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The bid ask spread often increases significantly during times of market disruption, which means that, to the extent that the Fund invests directly in an ETF, the shares of that ETF may trade at a greater discount at a time when the Fund wishes to sell its shares.

•	Market Value Risk. The market value of an ETF’s shares may differ from its NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF).
•	Tracking Risk. Index-based Portfolio Funds may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, Portfolio Funds may incur expenses not incurred by their applicable indices. Certain securities comprising these indices may, from time to time, temporarily be unavailable, which may further impede a Portfolio Fund’s ability to track its applicable indices or match its performance.
•	Sampling Risk. Index-based Portfolio Funds may utilize a representative sampling approach to track their respective underlying indices. Index-based Portfolio Funds that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the Portfolio Fund in the aggregate may vary from the investment profile of the underlying index. Additionally, if using a representative sampling approach, a Portfolio Fund will typically hold a smaller number of securities than the underlying index, and as a result, an adverse development to a Portfolio Fund could result in a greater decline in NAV than would be the case if the Portfolio Fund held all of the securities in the underlying index.

Fixed-income Securities Risk. The Fund may invest, indirectly through Portfolio Funds, in fixed-income securities, including corporate debt securities, municipal securities and U.S. Government obligations. Corporate debt securities include, but are not limited to, debt obligations offered by public or private corporations either registered or unregistered. The market value of such securities may fluctuate in response to interest rates and the creditworthiness of the issuer. A debt security’s credit quality depends on the issuer’s ability to pay interest on the security and repay the debt; the lower the credit rating, the greater the risk that the security’s issuer will default. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for the security. There are risks associated with the potential investment of the Fund’s assets in fixed-income securities, which may include credit risk, interest rate risk and maturity risk as described below:

•	Credit Risk. Credit risk is the risk that the issuer or guarantor of a fixed-income security or counterparty to a transaction involving one or more bonds will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. If the issuer, guarantor, or counterparty fails to pay interest, income may be reduced. If the issuer, guarantor, or counterparty fails to repay principal, the value of that security may be reduced. The Fund may be subject to credit risk to the extent that it invests, indirectly through Portfolio Funds, in fixed-income securities that involve a promise by a third party to honor an obligation with respect to the fixed-income security. Securities rated BBB by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”) or Baa by Moody’s Investors Service, Inc. (“Moody’s”) are considered investment-grade securities, but are somewhat riskier than more highly-rated investment-grade obligations (those rated A or better) because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative. Such investment-grade securities will be subject to higher credit risk and may be subject to greater fluctuations in value than higher-rated securities. Credit risk is particularly significant for investments in “junk bonds” or lower than investment-grade securities.
•	Interest Rate Risk. The price of a bond or a fixed-income security is dependent, in part, upon interest rates. Therefore, the share price and total return of the Fund when investing a significant portion of its assets, indirectly through Portfolio Funds, in fixed-income securities, will vary in response to changes in interest rates. There is the possibility that the value of the Fund’s investment in bonds or fixed income securities may fall because bonds or fixed income securities generally fall in value when interest rates rise. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a more pronounced effect if the Fund holds a significant portion of its assets, indirectly through Portfolio Funds, in fixed-income securities with long-term maturities.

In the case of mortgage-backed securities, rising interest rates tend to extend the term to maturity of the securities, making them even more susceptible to interest rate changes. When interest rates drop, not only can the value of fixed-income securities drop, but also the yield can drop, particularly where the yield is tied to changes in interest rates, such as adjustable mortgages. Also when interest rates drop, the holdings of mortgage-backed securities, indirectly through Portfolio Funds, by the Fund can reduce returns if the owners of the underlying mortgages pay off their mortgages sooner than expected since the funds prepaid must be reinvested at lower prevailing interest rates. This is known as prepayment risk. When interest rates rise, the holdings of mortgage-backed securities, directly or indirectly by the Fund, can reduce returns if the owners of the underlying mortgages pay off their mortgages later than anticipated. This is known as extension risk.

•	Maturity Risk. Maturity risk is another factor that can affect the value of the Fund’s fixed-income holdings. Certain Portfolio Funds may not have a limitation policy regarding the length of maturity for their fixed-income holdings. In general, fixed-income obligations with longer maturities have higher yields and a greater sensitivity to changes in interest rates. Conversely, fixed-income obligations with shorter maturities generally have lower yields but less sensitivity to changes in interest rates.
•	Foreign Fixed-Income Securities. Investing in foreign fixed-income securities has the same risks as investing in foreign securities generally. In addition, foreign corporate bonds are subject to the risks that foreign companies may not be subject to uniform audit, financial reporting or disclosure standards, practices or requirements comparable to those found in the U.S., which may make it more difficult to evaluate the business and/or financial position of the issuer and the value of the bond. Foreign government bonds are also subject to the risks that governmental issuers of fixed-income securities may be unwilling to pay interest and repay principal when due or may require that conditions for payment be renegotiated. Volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S.

Portfolio Turnover Risk. Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund’s performance and may result in the realization of capital gains, including net short-term capital gains, which must generally be distributed to shareholders. Therefore, high portfolio turnover may reduce the Fund’s returns and increase taxable distributions to shareholders.

Real Estate Investment Trust (“REIT”) Risk. REITs are susceptible to real estate risk and their operating expenses are separate from those of the Fund. Therefore, the

Fund’s investments in REITs will result in the layering of expenses, which shareholders will indirectly, but proportionally, bear.

Commodity Risk. Exposure to commodities through Portfolio Funds that invest in commodities may subject an investor to greater volatility than investments in traditional securities. The value of such investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

Precious Metals Risk. Prices of gold and other precious metal stocks can be extremely volatile and may be directly or indirectly influenced by a variety of global economic, financial and political factors. The prices of gold and other precious metals may experience unusual price movements over short periods of time, which movements typically are not closely tied to the general movements of the stock market. The price of gold and precious metals may be affected by supply and demand, real or perceived inflationary trends and unpredictable monetary policies.

MLP Risk. MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry or industries, such as the energy industries, the MLP will be negatively impacted by economic events adversely impacting that industry or industries. Additional risks of investing in an MLP also include those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. For example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

Exchange-Traded Risk. Because the Fund’s shares are traded on an exchange, they are subject to additional risks:

•	The Fund’s shares are listed for trading on Cboe BZX Exchange, Inc. (the Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of the Fund’s shares will typically approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy the Fund’s shares on the secondary market, and you may receive more or less than NAV when you sell those shares.
•	Although the Fund’s shares are listed for trading on the Exchange, it is possible that an active trading market may not develop or be maintained.
•	Trading of the Fund’s shares may be halted by the activation of individual or market-wide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Fund’s shares may also be halted if 1) the shares are delisted from the Exchange without first being listed on another exchange, or 2) the Exchange officials determine that such action is appropriate in the interest of a fair and orderly market for the protection of investors.

Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in the “How to Buy and Sell Shares” section of this prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined in the “Purchase and Sale of Fund Shares” section of this prospectus), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

New Fund Risk. The Fund is newly formed and has no operating history as of the date of this Prospectus. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy or growing to an economically viable size.

Risk Lose Money [Text]	rr_RiskLoseMoney	the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund’s exposure to the risks discussed below may be through the Fund’s direct investments or indirect through the Fund’s investments in the underlying Portfolio Funds. An investment in the Fund is not insured or guaranteed by any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information will be available after the Fund completes a full calendar year of operations. Updated performance information, current through the most recent month end, will be available by calling 1-888-348-1255 or by visiting www.q3allseasonfunds.com

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	www.q3allseasonfunds.com
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	1-888-348-1255
Q3 All-Season Active Rotation ETF | Q3 All-Season Active Rotation ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QVOY
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.31%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 350

[1]	Other Expenses are based on estimated amounts for the current fiscal year